ORGANIZATION AND PRINCIPAL ACTIVITIES (Business Combination) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2019	Dec. 31, 2018	Jul. 07, 2010
Business Acquisition [Line Items]
Ordinary shares, shares authorized		100,000,000	100,000,000
Ultra Glory [Member] | Reverse Merger [Member]
Business Acquisition [Line Items]
Ownership interest acquired				100.00%
Share price				$ 0.03
New shares issued	10,000,000
Outstanding shares issued	5,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	15,000,000
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Ossen Innovation Group [Member] | Reverse Merger [Member]
Business Acquisition [Line Items]
Ownership interest acquired				100.00%
Business Acquisition, Percentage of Voting Interests Acquired				100.00%